Accounts receivable from card issuers - Additional Information (Details) - Accounts receivable from card issuers - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Trade receivables [line items]
Accounts receivable from card issuers	R$ 18,865,658	R$ 16,031,948
FIDC AR II And FIDC AR III
Disclosure of Trade receivables [line items]
Accounts receivable from card issuers	2,363,476
FIDC AR I and FIDC AR II
Disclosure of Trade receivables [line items]
Accounts receivable from card issuers		4,437,285
Debentures
Disclosure of Trade receivables [line items]
Accounts receivable from card issuers	R$ 451,618	R$ 450,217